Impairment Charges and Reversals (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of Forward Prices Used to Determine Future Cash Flows

The forward prices as at December 31, 2018, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2019	2020	2021	2022	2023	Average Annual Increase Thereafter
WTI (US$/barrel)	58.58	64.60	68.20	71.00	72.81	2.0%
WCS (C$/barrel)	51.55	59.58	65.89	68.61	70.53	2.1%
Edmonton C5+ (C$/barrel)	70.10	79.21	83.33	86.20	88.16	2.0%
AECO (C$/Mcf) (1)	1.88	2.31	2.74	3.05	3.21	2.0%

(1)Alberta Energy Company (“AECO”) natural gas. Assumes gas heating value of one million British thermal units (“MMBtu”) per thousand cubic feet.

Forward prices as at December 31, 2017 used to determine future cash flows from crude oil and natural gas reserves were:

	2018	2019	2020	2021	2022	Average Annual Increase Thereafter
WTI (US$/barrel)	57.50	60.90	64.13	68.33	71.19	2.1%
WCS (C$/barrel)	50.61	56.59	60.86	64.56	66.63	2.1%
Edmonton C5+ (C$/barrel)	72.41	74.90	77.07	81.07	83.32	2.1%
AECO (C$/Mcf)	2.43	2.77	3.19	3.48	3.67	2.0%